Equity Incentive Plan	12 Months Ended
Dec. 31, 2018
Equity Incentive Plan [Abstract]
Equity Incentive Plan
13.	Equity Incentive Plan:

On December 15, 2016, the Compensation Committee granted an aggregate of 51,520 restricted shares of common shares, pursuant to the 2011 Equity Incentive Plan. Of the total 51,520 shares, 18,320 shares were granted to the Company's board of directors, 29,866 shares were granted to certain of the Company's other employees and 3,334 shares were granted to the sole director of the Company's commercial manager, a non-employee. The fair value of each share on the grant date was $19.50. All the shares will vest over a period of three years.

On February 1, 2018, the Compensation Committee granted an aggregate of 84,000 restricted shares of common stock pursuant to the 2011 Equity Incentive Plan, as amended. Of the total 84,000 shares issued, 38,334 shares were granted to the Company’s board of directors, 44,333 shares were granted to certain of the Company's employees and 1,333 shares were granted to the sole director of the Company's commercial manager, a non-employee. The fair value of each share on the grant date was $15.53. All the shares will vest over a period of two years.

As of December 31, 2018, 122,102 shares remained reserved for issuance under the Company's Equity Incentive Plan.

Restricted shares during 2018, 2017 and 2016 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2015	10,133	$55.50
Granted	51,520	19.50
Vested	(17,606)	25.35
Forfeited	(533)	55.50
Outstanding at December 31, 2016	43,514	$25.05
Vested	(18,340)	26.55
Outstanding at December 31, 2017	25,174	24.00
Granted	84,000	15.53
Vested	(71,607)	15.53
Forfeited	(3,066)	18.60
Outstanding at December 31, 2018	34,501	16.35

The fair value of the restricted shares has been determined with reference to the closing price of the Company's common share on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of loss over the respective vesting periods. The related expense for shares granted to the Company's board of directors and certain of its employees for the years ended December 31, 2018, 2017 and 2016 amounted to $1,281, $591 and $604, respectively, and is included under general and administration expenses.

The unrecognized cost for the non-vested shares granted to the Company's board of directors and certain of its employees as of December 31, 2018 and 2017 amounted to $221 and $242, respectively. The related expense for shares granted to non-employees for the years ended December 31, 2018, 2017 and 2016, amounted to $21, $24 and $20, respectively, and is included under voyage expenses. At December 31, 2018, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company's board of directors and its other employees not yet recognized is expected to be recognized is 0.75 year.